PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment consist of the following:

	February 28, 2025	August 31, 2024
Plant and machineries	$584,337	$601,405
Office equipment	59,590	61,143
Vehicles	80,590	83,239
Furniture and equipment	23,174	23,936
Renovation	117,827	121,700
	865,518	891,423
Less: Accumulated depreciation	(583,719)	(533,645)
Property, plant and equipment, net	$281,799	$357,778

Property, plant, and equipment consist of the following:

	August 31, 2024	August 31, 2023
Plant and machinery	$601,405	$476,219
Office equipment	61,143	55,848
Vehicles	83,239	77,497
Furniture and equipment	23,936	22,285
Renovation	121,700	113,305
	891,423	745,154
Less: Accumulated depreciation	(533,645)	(281,767)
Property, plant and equipment, net	$357,778	$463,387